Bonds and money market funds	12 Months Ended
Nov. 30, 2023
Schedule Of Detailed Information About Bonds And Money Market Funds [Abstract]
Bonds and money market funds
6.	Bonds and money market funds

	2023	2022

Bonds	$6,062	$8,990

Guaranteed investment certificates	228	224

	$ 6,290	$ 9,214

As at November 30, 2023, bonds were
interest-bearing
financial assets with stated interest rates ranging from 0.85% to 3.75% (2022 – 0.65% to 3.90%) and had an average maturity of 1.40 years (2022 – 1.78 years).